SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

The company issued a note on April 3rd, 2024 with a principal amount of $60,000 and a discount of $6,000. The note has an interest rate of 8% per annum and has a maturity date of April 3rd, 2025. The note is convertible to shares in the event of non payment.

NOTE 8 – SUBSEQUENT EVENTS None